Consolidated Statements of Convertible Preferred Stock and Stockholders’ (Deficit)/Equity Statement - USD ($) $ in Thousands	Total	Voting Common Stock	Additional Paid-in Capital	Series A, A-1, B, B-1, C and D Convertible Preferred Stock (in equity)	Treasury Stock	Accumulated Deficit	Series A, A-1, B, B-1 and C Convertible Redeemable Preferred Stock
Beginning balance (in shares) at Dec. 31, 2016							19,837,966
Beginning balance at Dec. 31, 2016							$ 62,671
Ending balance (in shares) at Dec. 31, 2017							19,837,966
Ending balance at Dec. 31, 2017							$ 62,671
Beginning balance (in shares) at Dec. 31, 2016		16,371,202		0	(1,973,851)
Beginning balance at Dec. 31, 2016	$ (35,174)	$ 1	$ 1,068	$ 0	$ (10,507)	$ (25,736)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)		133,151
Exercise of stock options	143		144			(1)
Stock-based compensation expense	473		473
Net loss	(21,910)					(21,910)
Ending balance (in shares) at Dec. 31, 2017		16,504,353		0	(1,973,851)
Ending balance at Dec. 31, 2017	(56,468)	$ 1	1,685	$ 0	$ (10,507)	(47,647)
Increase (Decrease) in Temporary Equity [Roll Forward]
Reclassification of convertible preferred stock (in shares)				19,837,966			(19,837,966)
Reclassification of convertible preferred stock	62,671			$ 62,671			$ (62,671)
Ending balance (in shares) at Dec. 31, 2018							0
Ending balance at Dec. 31, 2018							$ 0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)		174,756
Exercise of stock options	106		106
Stock-based compensation expense	53		53
Reclassification of convertible preferred stock (in shares)				19,837,966			(19,837,966)
Reclassification of convertible preferred stock	62,671			$ 62,671			$ (62,671)
Issuance of stock (in shares)				2,176,297
Issuance of stock	40,305			$ 40,305
Net loss	(20,934)					(20,934)
Ending balance (in shares) at Dec. 31, 2018		16,679,109		22,014,263	(1,973,851)
Ending balance at Dec. 31, 2018	25,733	$ 1	1,844	$ 102,976	$ (10,507)	(68,581)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)		95,343
Exercise of stock options	45		45
Stock-based compensation expense	5,298		5,298
Net issuance of RSA grant (in shares)		242,155			192,281
Net issuance of RSA grant	(2,345)				$ (2,345)
Net loss	(15,918)					(15,918)
Ending balance (in shares) at Jun. 30, 2019		17,016,607		22,014,263	(2,166,132)
Ending balance at Jun. 30, 2019	12,813	$ 1	7,187	$ 102,976	$ (12,852)	(84,499)
Beginning balance (in shares) at Dec. 31, 2018							0
Beginning balance at Dec. 31, 2018							$ 0
Beginning balance (in shares) at Dec. 31, 2018		16,679,109		22,014,263	(1,973,851)
Beginning balance at Dec. 31, 2018	$ 25,733	$ 1	1,844	$ 102,976	$ (10,507)	(68,581)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)	163,962	163,962
Exercise of stock options	$ 92		92
Stock-based compensation expense	25,333		25,333
Net issuance of common stock from equity award settlement (in shares)		1,164,134			699,954
Net issuance of common stock from equity award settlement	(9,923)				$ (9,923)
Issuance of stock (in shares)		8,823,530
Issuance of stock	133,702	$ 2	133,700
Conversion of convertible preferred stock to common stock in connection with initial public offering (in shares)		22,014,263		(22,014,263)
Conversion of convertible preferred stock to common stock in connection with initial public offering		$ 2	102,974	$ (102,976)
Net loss	(46,807)					(46,807)
Ending balance (in shares) at Dec. 31, 2019		48,844,998		0	(2,673,805)
Ending balance at Dec. 31, 2019	128,130	$ 5	263,943	$ 0	$ (20,430)	(115,388)
Beginning balance (in shares) at Mar. 31, 2019		16,686,504		22,014,263	(1,973,851)
Beginning balance at Mar. 31, 2019	20,576	$ 1	1,850	$ 102,976	$ (10,507)	(73,744)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)		87,948
Exercise of stock options	39		39
Stock-based compensation expense	5,298		5,298
Net issuance of RSA grant (in shares)		242,155			192,281
Net issuance of RSA grant	(2,345)				$ (2,345)
Net loss	(10,755)					(10,755)
Ending balance (in shares) at Jun. 30, 2019		17,016,607		22,014,263	(2,166,132)
Ending balance at Jun. 30, 2019	12,813	$ 1	7,187	$ 102,976	$ (12,852)	(84,499)
Beginning balance (in shares) at Dec. 31, 2019		48,844,998		0	(2,673,805)
Beginning balance at Dec. 31, 2019	128,130	$ 5	263,943	$ 0	$ (20,430)	(115,388)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)		708,086
Exercise of stock options	280		280
Stock-based compensation expense	6,003		6,003
Net issuance of common stock from equity award settlement (in shares)		679,910
Net issuance of common stock from equity award settlement	0
Taxes paid related to net share settlement of equity awards (in shares)					270,732
Taxes paid related to net share settlement of equity awards	(6,335)				$ (6,335)
Issuance of stock (in shares)		629,603
Issuance of stock	9,738		9,738
Exercise of warrants (in shares)		26,960			8,345
Exercise of warrants	0		140		$ (140)
Net loss	(18,782)					(18,782)
Ending balance (in shares) at Jun. 30, 2020		50,889,557			(2,952,882)
Ending balance at Jun. 30, 2020	119,034	$ 5	280,104		$ (26,905)	(134,170)
Beginning balance (in shares) at Mar. 31, 2020		50,349,964			(2,841,959)
Beginning balance at Mar. 31, 2020	127,970	$ 5	277,485		$ (23,652)	(125,868)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Exercise of stock options (in shares)		364,404
Exercise of stock options	138		138
Stock-based compensation expense	2,481		2,481
Net issuance of common stock from equity award settlement (in shares)		175,189
Net issuance of common stock from equity award settlement	0
Taxes paid related to net share settlement of equity awards (in shares)					110,923
Taxes paid related to net share settlement of equity awards	(3,253)				$ (3,253)
Net loss	(8,302)					(8,302)
Ending balance (in shares) at Jun. 30, 2020		50,889,557			(2,952,882)
Ending balance at Jun. 30, 2020	$ 119,034	$ 5	$ 280,104		$ (26,905)	$ (134,170)